UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471

Matthew 25 Fund

(Exact name of registrant as specified in charter)

715 Twining Road

Suite 212

Dresher, PA  19025

 (Address of principal executive offices) (Zip code)

Mark Mulholland

715 Twining Road

Suite 212

Dresher, PA  19025

(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 884-4458

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Matthew 25 Fund

SEMI-ANNUAL REPORT

JUNE 30, 2023

(UNAUDITED)

Matthew 25 Fund

1-888-M25-FUND

Fund Symbol: MXXVX

Website: www.matthew25fund.com

This report is provided for the general information of Matthew 25 Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

MATTHEW 25 FUND

MANAGER’S COMMENTARY

JUNE 30, 2023 (UNAUDITED)

Dear Matthew 25 Fund Shareholders,

Our Matthew 25 Fund gained 20.73% for the first six months of 2023. This completes our fund’s 27 ½ years as an investment company.  During this period, a $10,000 investment in our fund at the start of 1996 grew to $154,053 by 6/30/2023.  This was a 10.46% average annual compounded return after all expenses and fees.  During this same 27 ½ year period, the S&P 500 Index grew to $120,707.  This index amount and return would have been lower after deducting any expenses and fees occurring within the selected index fund.

The following table shows our portfolio holdings during the six months, our additions and deletions through the period, along with the price changes for each:

	Ticker	Beginning Price	Ending Price	% Change
Portfolio Throughout 2023 (6 months)
Tesla, Inc.	TSLA	$123.18	$261.77	112.51%
Amazon.com, Inc.	AMZN	$84.00	$130.36	55.19%
Apple, Inc.	AAPL	$129.93	$193.97	49.29%
FedEx Corp.	FDX	$173.20	$247.90	43.13%
Farmer Mac Class A	AGM.A.N	$91.49	$122.00	33.35%
Farmer Mac Class C	AGM	$112.71	$143.74	27.53%
KKR & Co., Inc. Class A	KKR	$46.42	$56.00	20.64%
Polaris, Inc.	PII	$101.00	$120.93	19.73%
MasterCard, Inc. Class A	MA	$347.73	$393.30	13.10%
Five Below, Inc.	FIVE	$176.87	$196.54	11.12%
Berkshire Hathaway, Inc. Class A	BRK/A	$468,710.96	$517,810.00	10.48%
Park Hotels & Resorts, Inc.	PK	$11.79	$12.82	8.74%
JP Morgan Chase & Co.	JPM	$134.10	$145.44	8.46%
Goldman Sachs Group, Inc.	GS	$343.38	$322.54	-6.07%
Interface, Inc.	TILE	$10.16	$8.79	-13.48%
Penn National Gaming, Inc.	PENN	$29.70	$24.03	-19.09%
East West Bancorp, Inc.	EWBC	$65.90	$52.79	-19.89%
Under Armour Inc.	UA	$8.92	$6.71	-24.78%
Under Armour Inc. Class A	UAA	$10.16	$7.22	-28.94%

Portfolio Additions
Deere & Co	DE	$367.29	$405.19	10.32%
Microsoft Corp	MSFT	$332.17	$340.54	2.52%
Vornado Realty Trust	VNO	$21.31	$18.14	-14.88%

Portfolio Deletion
Qualcomm, Inc.	QCOM	$109.94	$109.45	-0.45%
Brandywine Realty Trust	BDN	$6.15	$4.26	-30.73%

Semi-Annual Report| 1

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Congratulations on surviving another (or your first) bear market! Here are the dates and prices which should be the benchmarks of this recent bear market and our new bull market:

STOCK MARKET BULL AND BEAR MARKET DATA

S&P 500 Index

OLD PEAK = 1/3/2022 @ $4,796.56

BEAR MARKET = 7/5/2022 @ $3,831.39

BOTTOM = 10/12/2022 @ $3,577.03

NEW BULL MARKET = 6/8/2023 @ $4,293.93

NASDAQ INDEX

OLD PEAK = 11/19/2021 @ $16,057.44

BEAR MARKET = 3/11/2022 @ $12,843.81

BOTTOM = 12/28/2022 @ $10,213.29

NEW BULL MARKET = 5/8/2023 @ $12,256.92

These are historical data points and not personal opinions. A bear market is officially a 20% or greater decline from the latest market’s peak. Anything less than 20% is classified as only a “pullback” or a “correction” even though these are painful too. A bull market is the inversion or a 20% gain from the market’s bottom. As you can see, the S&P 500 bear market lasted 17 months and declined 25.4% while the NASDAQ was harsher in its decline of 36.4% and duration of 18 months.  So where does the market and we investors go from here? I do not know for sure the market’s direction, but neither do the negative prognosticators so prevalent in the financial media! However, I do believe in and try to judge by Sir John Templeton’s timeless stock market cycle analysis:

Semi-Annual Report| 2

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

In my opinion, we are currently in the skepticism stage of this bull market. Therefore, my best estimate is that we should see more upside in the stock market. We still need to complete the skepticism phase before passing through the optimism and euphoria stages of a normal stock market cycle and only then be on guard for the next bear market. This could take months, but normally it takes years to complete.  During this market cycle, there will be some short-term downward volatility because there will always be some news items arising that traders will trade upon. Volatility is the cost of the liquidity benefit. Thus, unless a new economic calamity occurs, I intend to maintain our Matthew 25 Fund fully invested in a mix of growth, growth/value and value stocks. I am very optimistic about our current holdings and portfolio mix, which I will cover later in this letter.

There was an interesting article from Business Insider on “Focus” which I wish to share with you. The link to this article is below, but I will give you two key quotes:

https://markets.businessinsider.com/news/stocks/steve-jobs-warren-buffett-apple-berkshire-focus-iphone-tech-stocks-2023-7?utm_campaign=browser_notification&utm_source=desktop

You can see how both Steve Jobs and Warren Buffett utilized focus in business or investing in these quotes:

"People think focus means saying yes to the thing you've got to focus on, but that's not what it means at all," the late Apple cofounder continued. "It means saying no to the hundred other good ideas that there are. You have to pick carefully. I'm actually as proud of the things we haven't done as the things I have done."

Steve Jobs

"The difference between successful people and really successful people is that really successful people say no to almost everything."

Warren Buffett

Focus is one of the two techniques I use, along with Micro-analysis, in order to try to generate above average returns for our Matthew 25 Fund. Micro-analysis entails searching for new stock ideas as well as researching our existing investments. Focus is then picking the best investments. Researching current holdings is valuable in order to know what we own better.  Although, if I am not continually searching for new investments then not only will opportunities be missed, but how could I have confidence that we own some of the best investment ideas that are out there.

I am very fortunate that my career choices have allowed me to spend so much time over the past 40 years in “Searching and Researching” stock investments and I have seen many good and not so good stocks. Two reasons I would not invest in index funds are because an index fund owns so many stocks of companies that I would not choose to buy and there’s very little focus. I am aware that for many investors an index fund is beneficial and convenient. However, my Micro-analysis and Focus has always been to look for and meaningfully own the exceptional investment(s) based on my four criteria. This was written for our fund’s prospectus more than 27 years ago and is still true today:

Semi-Annual Report| 3

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

After much analysis, I believe we own some of the best investment ideas. I have graded our portfolio and show our holding percentages below:

Description	Ticker	Percent	Business	Management	Financials	Price
Apple, Inc.	AAPL	4.98%	A	A	A	C
Federal Agricultural Mortgage Corp. Class C	AGM	4.22%	A	A	C	B
Federal Agricultural Mortgage Corp. Class A	AGM.A	3.52%	A	A	C	B
Amazon.com, Inc.	AMZN	5.62%	A	A	B	B
Berkshire Hathaway, Inc. Class A	BRK/A	4.75%	A	A	A	B
Deere & Co	DE	1.47%	A	N/A	A	A
East West Bancorp, Inc.	EWBC	3.06%	A	A	C	B
FedEx Corp.	FDX	10.01%	A	A	B	A
Five Below, Inc.	FIVE	3.97%	A	A	A	B
Goldman Sachs Group, Inc.	GS	10.95%	A	C	C	B
JP Morgan Chase & Co.	JPM	4.54%	A	A	C	B
KKR & Co., Inc. Class A	KKR	4.83%	B	A	A	B
MasterCard, Inc. Class A	MA	1.44%	A	A	A	C
Microsoft Corp	MSFT	1.88%	A	A	A	B
Penn National Gaming, Inc.	PENN	3.09%	B	N/A	C	A
Polaris, Inc.	PII	4.88%	A	B	B	A
Park Hotels & Resorts, Inc.	PK	4.61%	A	B	C	A
Interface, Inc.	TILE	3.26%	B	N/A	B	A
Tesla, Inc.	TSLA	15.62%	A	A	A	B
Under Armour, Inc. Class C	UA	0.37%	A	N/A	A	A
Under Armour, Inc. Class A	UAA	0.37%	A	N/A	A	A
Vornado Realty Trust	VNO	1.93%	B	A	C	A

Semi-Annual Report| 4

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

The “N/A” in some of the management boxes is because I am still determining the quality of management. This evaluation takes time and the N/A’s are either for a newer investment or there has been a change in the primary business leader.  You may be wondering why there are no “D’s” or “F’s” in one of the four categories. There are companies’ stocks with these grades, but these are some of the stocks that I say “No” to! Grading is somewhat subjective and can change over time, but I strive to be fair in my judgements. Please always remember that I participate in my judgements alongside with you. As I finish this letter, my wife and I currently own 890,254.592 shares or 9.15% of our Matthew 25 Fund (MXXVX).  Hopefully, this letter helps you to better understand our fund. As always, I wish to say “Thank you for choosing our Matthew 25 Fund as one of your investment choices.” It is an honor to work for you and to invest side-by-side with you.

                                                        Good fortune,

                                                                           Mark Mulholland

Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

Semi-Annual Report| 5

MATTHEW 25 FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

 Cumulative Performance Comparison of $10,000 Investment Since December 31, 1995

Average Annual Total Returns
For the Periods Ended June 30, 2023

	Matthew 25 Fund	S&P 500 Index
Year-to-Date	20.73%	16.89%
1 Year	11.60%	19.59%
3 Year	10.52%	14.62%
5 Year	6.83%	12.31%
10 Year	9.35%	12.85%
12/31/1995 – 6/30/2023	10.46%	9.47%

Matthew 25 Fund $154,047
S&P 500 Index $120,707
$200,000
$190,000
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
12/31/10
12/31/11
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
6/30/23

The graph above represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from 12/31/1995 to 06/30/2023.  These changes are then compared to a $10,000 investment in the Standard & Poor’s 500 Index (“S&P 500”). The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Semi-Annual Report| 6

MATTHEW 25 FUND

TOP TEN HOLDINGS & ASSET ALLOCATION

JUNE 30, 2023 (UNAUDITED)

Top Ten Holdings	(% of Net Assets)

Tesla, Inc.	15.58%
Goldman Sachs Group, Inc.	10.93%
FedEx Corp.	9.99%
Federal Agricultural Mortgage Corp. *	7.72%
Amazon.com, Inc.	5.61%
Apple, Inc.	4.97%
Polaris, Inc.	4.87%
KKR & Co., Inc. Class A	4.82%
Berkshire Hathaway, Inc. Class A	4.74%
Park Hotels & Resorts, Inc.	4.60%
73.83%

Asset Allocation	(% of Net Assets)

Motor Vehicles & Passenger Car Bodies	15.58%
Security Brokers, Dealers & Exchanges	10.93%
Air Courier Services	9.99%
Federal & Federally - Sponsored Credit Agencies	7.72%
Hotels & Motels	7.68%
Retail-Catalog & Mail-Order Houses	5.61%
Electronic Computers	4.97%
Transportation Equipment	4.87%
Investment Advice	4.82%
Fire, Marine & Casualty Insurance	4.74%
National Commercial Bank	4.53%
Retail-Variety Stores	3.96%
Carpets & Rugs	3.25%
State Commercial Banks	3.05%
Real Estate Investment Trusts	1.93%
Services-Prepackaged Software	1.87%
Farm Machinery & Equipment	1.46%
Business Services	1.44%
Apparel and other Finished Products Made from Fabrics and Similar Materials	0.74%
Money Market Fund	0.60%
99.74%

* Indicates a combined position.

Industries are categorized using Standard Industrial Classification (SIC).

Semi-Annual Report| 7

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares/Principal Amount		Cost	Value	% of Net Assets

COMMON STOCKS

Air Courier Services
110,000	FedEx Corp.	$9,709,400	$27,269,000	9.99%

Apparel and other Finished Products Made from Fabrics and Similar Materials
140,000	Under Armour, Inc. Class A *	1,261,000	1,010,800
150,000	Under Armour, Inc. Class C *	1,192,300	1,006,500
		2,453,300	2,017,300	0.74%
Business Services
-	The Depository Trust & Clearing Corp. (Acquisition Dates 08/24/12 - 02/28/23) (*) (***) (b)	1,176	4,758
10,000	MasterCard, Inc. Class A	195,219	3,933,000
		196,395	3,937,758	1.44%
Carpets & Rugs
1,010,000	Interface, Inc.	9,433,550	8,877,900	3.25%

Electronic Computers
70,000	Apple, Inc.	233,527	13,577,900	4.97%

Farm Machinery & Equipment
9,850	Deere & Co.	3,617,807	3,991,122	1.46%

Federal & Federally - Sponsored Credit Agencies
80,000	Federal Agricultural Mortgage Corp. Class C	3,646,109	11,499,200
78,650	Federal Agricultural Mortgage Corp. Class A **	5,114,211	9,595,300
		8,760,320	21,094,500	7.72%
Fire, Marine & Casualty Insurance
25	Berkshire Hathaway, Inc. Class A *	1,478,830	12,945,250	4.74%

Hotels & Motels
980,000	Park Hotels & Resorts, Inc.	15,474,876	12,563,600
350,515	Penn National Gaming, Inc. *	10,886,821	8,422,875
		26,361,697	20,986,475	7.68%
Investment Advice
235,000	KKR & Co., Inc. Class A	2,826,868	13,160,000	4.82%

Motor Vehicles & Passenger Car Bodies
162,500	Tesla, Inc. *	33,326,489	42,537,625	15.58%

National Commercial Bank
85,000	JP Morgan Chase & Co.	2,847,744	12,362,400	4.53%

Real Estate Investment Trusts
290,000	Vornado Realty Trust	6,180,583	5,260,600	1.93%

Retail-Catalog & Mail-Order Houses
117,500	Amazon.com, Inc. *	11,970,880	15,317,300	5.61%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report| 8

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares/Principal Amount		Cost	Value	% of Net Assets

Retail-Variety Stores
55,000	Five Below, Inc. *	$ 7,594,071	$ 10,809,700	3.96%

Security Brokers, Dealers & Exchanges
92,500	Goldman Sachs Group, Inc.	9,661,715	29,834,950	10.93%

Services-Prepackaged Software
15,000	Microsoft Corp.	4,982,619	5,108,100	1.87%

State Commercial Banks
158,000	East West Bancorp, Inc.	5,273,621	8,340,820	3.05%

Transportation Equipment
110,000	Polaris, Inc.	4,586,901	13,302,300	4.87%

	Total Common Stocks	151,496,317	270,731,000	99.14%

MONEY MARKET FUND
1,648,492	First American Government Obligation Fund Class Z, 4.97% (a)	1,648,492	1,648,492	0.60%

	Total Investments	$153,144,809	$272,379,492	99.74%

	Other Assets Less Liabilities, Net		711,452	0.26%

	Net Assets		$273,090,944	100.00%

* Non-Income producing securities during the period.

** Level 2 Security

*** Level 3 Security

(a) Variable rate security; the rate shown represents the yield at June 30, 2023.

(b) Actual shares owned 0.110 shares.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report| 9

MATTHEW 25 FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report| 10

MATTHEW 25 FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report| 11

MATTHEW 25 FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report| 12

MATTHEW 25 FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year:

(1) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(2) Total return assumes reinvestment of dividends.

(3) Annualized.

(4) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report| 13

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2023 (UNAUDITED)

NOTE 1 - Nature of Operations

Matthew 25 Fund, Inc. was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. On November 2, 2012, a new Pennsylvania business trust was formed as Matthew 25 Fund. On January 1, 2013, Matthew 25 Fund was merged into the new business trust, and all of the attributes and ownership of the Pennsylvania Corporation (formerly Matthew 25 Fund, Inc.) are now part of the business trust known as Matthew 25 Fund (the “Fund”). The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The Fund’s objective is to seek long-term capital appreciation. Income is a secondary objective.

NOTE 2 - Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund. The Fund follows the accounting and reporting guidance of FASB Accounting Standard Codification 946 applicable to investment companies.

Security Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes

The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2022). The Fund identifies their major tax jurisdiction as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or penalties.

Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, annually.

Cash and Cash Equivalents

The Fund considers all highly liquid debt instruments having original maturities of three months or less at the date of purchase to be cash equivalents. The Fund may, during the ordinary course of business, maintain account balances with banks in excess of federally

Semi-Annual Report| 14

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

insured limits. The Fund has not experienced losses on these accounts, and management believes that the Fund is not exposed to significant risks on such accounts.

Security Transactions and Investment Income

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3 – Securities Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The Fund's Board of Trustees has adopted guidelines for Fair Value Pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees. Generally, Fair Value Pricing is used only when market prices are unavailable. As an example, if trading is halted on one of the Fund's portfolio holdings while the market remains open for most other securities, the Advisor may use Fair Value Pricing to value the holding in order to calculate the day's NAV.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Semi-Annual Report| 15

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities primary market. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2, or level 3 as applicable.

Short-term investment. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund's assets and liabilities measured at fair value as of June 30, 2023:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$261,130,942	$ 9,595,300	$ 4,758	$270,731,000
Short-Term Investment	1,648,492	-	-	1,648,492
	$262,779,434	$ 9,595,300	$ 4,758	$272,379,492

* Industry classifications for these categories are detailed in the Schedule of Investments.

Semi-Annual Report| 16

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3
Balance as of 12/31/2022	$4,087
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	671
Realized Gain/(Loss)	-
Purchases/Sales	-
Transfers In/(Out) of Level 3	-
Balance as of 6/30/2023	$4,758

The Level 3 valuation technique and significant unobservable inputs used for the Fund’s investment is the valuation of the security based on the latest available market value provided by the Company.

NOTE 4 - Investment Advisory Agreement and Other Related Party Transactions

The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (“The Advisor”) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for the six months ended June 30, 2023, as computed pursuant to the investment advisory agreement, totaled $1,273,904. The management fee is the only revenue for the Advisor and the Advisor's expenses are paid out of this revenue.

Mr. Mark Mulholland is the sole director of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland was previously a registered representative at Boenning & Scattergood Inc. until January 13, 2023.

The Fund’s Chief Compliance Officer is the sister of an interested Trustee of the Fund.

NOTE 5 - Investments

For the six months ended June 30, 2023, purchases and sales of investment securities other than short-term investments aggregated $28,813,111 and $41,828,717, respectively.

NOTE 6 - Capital Share Transactions

As of June 30, 2023, there were 100,000,000 shares of $0.01 per value capital stock authorized. The total par value and paid-in capital totaled $137,841,983. Transactions in capital stock were as follows:

	June 30, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	107,984	$ 2,827,154	207,506	$ 6,129,453
Shares reinvested	-	-	688,033	16,450,879
Redemption fees	-	263	-	16,465
Shares redeemed	(621,008)	(15,866,404)	(1,187,802)	(33,975,973)
Net decrease	(513,024)	$(13,038,987)	(292,263)	$(11,379,176)

Semi-Annual Report| 17

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

NOTE 7 - Redemption Fee

To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less.  The redemption fee does not apply to shares purchased through reinvested distributions. For the six months ended June 30, 2023, the Fund received $263 in redemption fees that were reclassified to paid-in capital.

NOTE 8 – Tax Matters

As of December 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

Federal tax cost of investments +

$   159,765,144

Gross tax unrealized appreciation on investments

$   104,302,302

Gross tax unrealized depreciation on investments

    (25,484,696)

Net tax unrealized appreciation

$     78,817,606

The Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2022, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                 $         12,383

Undistributed capital gain

      8,308,695

Unrealized appreciation

    78,817,606

Total distributable earnings

$  87,138,684

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the fiscal year ended December 31, 2022 are as follows:

12/31/2022
Ordinary income	$ 2,966,675
Long-term capital gain	14,694,416
Total	$ 17,661,091

There were no distributions paid during the six months ended June 30, 2023.

NOTE 9 - Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended. As of June 30, 2023, National Financial Services Corp., for the benefit of its customers, owned approximately 27% of the Fund.

Semi-Annual Report| 18

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

NOTE 10 – Commitments & Contingencies

In the normal course of business, the Fund enters into contracts that contain general indemnifications to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 11 – Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

NOTE 12 – Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued and has determined no such events requiring disclosure.

Semi-Annual Report| 19

MATTHEW 25 FUND

EXPENSE EXAMPLE

JUNE 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees, and transaction costs which consist of redemption fees; and (2) indirect costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2023 to June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  IRAs with less than $10,000 may be charged $8 annually for IRA Custodian Fees at the discretion of the Fund's Management or Trustees.  This $8 fee is not reflected in the table below. To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less.  The redemption fee does not apply to shares purchased through reinvested distributions. The 2% redemption fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if IRA fees were included your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 through June 30, 2023

Actual	$1,000.00	$1,207.30	$6.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.29	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report| 20

MATTHEW 25 FUND

ADDITIONAL INFORMATION

JUNE 30, 2023 (UNAUDITED)

PROXY VOTING GUIDELINES

Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility and a record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling toll free 1-888-M25-FUND. The Proxy Voting Record is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Forms N-PORT are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal six months ended June 30, 2023, the Board of Trustees reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Trustees concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Semi-Annual Report| 21

MATTHEW 25 FUND

BOARD OF TRUSTEES

JUNE 30, 2023 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Trustees. Information pertaining to the Trustees of the Fund are set forth below.  The Fund's Statement of Additional Information includes additional information about the Fund's Trustees, and is available without charge, by calling 1-888-M25-FUND.  Each Trustee may be contacted by writing to the Trustee c/o Matthew 25 Fund, 715 Twining Road, Suite 212, Dresher, PA 19025.

Name and Age	Position with Fund	Length of Time Served with the Trust	Principal Occupation During Last Five Years	Other Directorships
INDEPENDENT TRUSTEES

Philip J. Cinelli, D.O. Age 63	Trustee	Trustee since 1996	Physician in Family Practice	None
Samuel B. Clement Age 65	Trustee	Trustee since 1996	Retired Stockbroker	None
Linda Guendelsberger Age 63	Trustee Secretary of Fund	Trustee since 1996	Partner LG Legacy Group, LLC	None
Scott Satell Age 60	Trustee	Trustee since 1996	President of SAS 66 Enterprises, LLC Since 6/2018. Manufacturer's Representative with BPI Ltd Until 6/2018.	None
INTERESTED TRUSTEES

Steven D. Buck, Esq. Age 63	Trustee	Trustee since 1996	Attorney and Shareholder with Stevens & Lee	None
Mark Mulholland Age 63	Trustee President of Fund	Trustee since 1996	President of Matthew 25 Fund President of Matthew 25 Management Corp. and registered representative with Boenning & Scattergood Inc.	None

Mr. Buck and Mr. Mulholland are Trustees of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940.  Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser.  Mr. Buck is an interested person as long as he or his law firm provides legal advice to the Fund for compensation.  Additionally, Mr. Buck's sister Lesley Buck is the Chief Compliance Officer of Matthew 25 Fund.

Semi-Annual Report| 22

Matthew 25 Fund

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matthew 25 Fund

By: /s/Mark Mulholland

      *Mark Mulholland

      President, Chief Financial Officer

Date: August 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Mark Mulholland

      *Mark Mulholland

      President, Chief Financial Officer

Date: August 16, 2023

*Print the name and title of each signing officer under his or her signature.